Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012


Check here if Amendment [ ];   Amendment Number: ____

This Amendment (Check only one.):            [ ] is a restatement.
                                             [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

      Name:  Barclays Capital Luxembourg S.a r.l.
   Address:  9, allee Scheffer,
	     L-2520 Luxembourg
	     Luxembourg

           Form 13F File Number: 028-14040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                         Name: Jean-Guibert Mahy
                        Title: Director
                        Phone: 00352 266 35002

Signature, Place, and Date of Signing:

Jean-Guibert Mahy, Luxembourg,      February 14 , 2013


    Report Type (Check only one.):

       [ ] 13F HOLDINGS REPORT.
       [X] 13F NOTICE.
       [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
028-826                    Barclays PLC

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